Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	61,467,006	4,898,920

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	181,733,694	3,245,764

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	58,412,754	643,124

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	11,500,639	260,145
Total Investment Companies (Cost $7,713,413)		9,047,953
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $6)	65	7
Total Investments (100.1%) (Cost $7,713,419)		9,047,960
Other Assets and Liabilities-Net (-0.1%)		(11,644)
Net Assets (100%)		9,036,316
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2055 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	9,364	NA1	NA1	—	—	21	—	7

Vanguard Total Bond
Market II Index Fund	574,144	142,435	70,143	224	(3,536)	3,870	—	643,124
Vanguard Total
International Bond Index
Fund	232,404	41,294	4,105	—	(9,448)	6,319	—	260,145
Vanguard Total
International Stock Index
Fund	2,859,833	224,501	62,491	—	223,921	35,197	—	3,245,764

Vanguard Total Stock
Market Index Fund	4,303,877	338,239	109,200	47	365,957	26,054	—	4,898,920

Total	7,979,622	746,469	245,939	271	576,894	71,461	—	9,047,960

1 Not applicable—purchases and sales are for temporary cash investment purposes.